INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	0.00%	0.00%	0.00%
Unrecognized Tax Benefits	$ 0